Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses

(5)   Loans and Allowance for Loan Losses

We offer a full range of commercial, real estate, and consumer loans described in further detail below. Our loan portfolio is comprised of the following categories: commercial and industrial, construction, real estate-commercial mortgage, real estate-residential mortgage, and installment. Our primary lending objective is to meet business and consumer needs in our market areas while maintaining our standards of profitability and credit quality and enhancing client relationships. All lending decisions are based upon a thorough evaluation of the financial strength and credit history of the borrower and the quality and value of the collateral securing the loan. With few exceptions, personal guarantees are required on all loans.

Commercial and industrial loans. We make commercial and industrial loans to qualified businesses in our market areas. Commercial and industrial loans are loans to businesses that are typically not collateralized by real estate. Generally, the purpose of commercial and industrial loans is for the financing of accounts receivable, inventory, or equipment and machinery. Repayment of commercial and industrial loans may be more substantially dependent upon the success of the business itself, and therefore, must be monitored more frequently. In order to reduce our risk, the Banks require regular updates of the business’ financial condition, as well as that of the guarantors, and regularly monitor accounts receivable and payable of such businesses when deemed necessary.

Construction loans. Although we currently make new loans to finance construction and land development only on a limited basis, a significant amount of our portfolio contains such loans. We historically made construction loans to individuals and businesses for the purpose of construction of single family residential properties, multi-family properties, and commercial projects as well as the development of residential neighborhoods and commercial office parks. The Company has intentionally reduced its exposure to this category of the loan portfolio since 2009.

Real estate-commercial mortgage loans. We make commercial mortgage loans for the purchase and re-financing of owner-occupied commercial properties as well as non-owner occupied income producing properties. These loans are secured by various types of commercial real estate including office, retail, warehouse, industrial, storage facilities, and other non-residential types of properties. Commercial mortgage loans typically have maturities or are callable from one to five years. Underwriting for commercial mortgages involves an examination of debt service coverage ratios, the borrower’s creditworthiness and past credit history, and the guarantor’s personal financial condition. Underwriting for non-owner occupied commercial mortgages also involves evaluation of the terms of current leases and financial strength of the tenants.

Real estate-residential mortgage loans. We offer a wide range of residential mortgage loans through our Banks and our subsidiary, Gateway Bank Mortgage, Inc. Our residential mortgage loans originated and held by the Banks include first and junior lien mortgage loans, home equity lines of credit, and other term loans secured by first and junior lien mortgages. Residential mortgage loans have historically been lower risk loans in the Banks’ portfolios due to the ease in which the value of the collateral is ascertained, although the risks involved with these loans has been higher than historical averages due to falling home prices and high unemployment in our markets. First mortgage loans are generally made for the purchase of permanent residences, second homes, or residential investment property. Second mortgages and home equity loans are generally for personal, family, and household purposes such as home improvements, major purchases, education, and other personal needs. Mortgages that are secured by a borrower’s primary residence are made on the basis of the borrower’s ability to repay the loan from his or her regular income as well as the general creditworthiness of the borrower. Mortgages secured by residential investment property are made based upon the same guidelines as well as the borrower’s ability to cover any cash flow shortages during the marketing of such property for rent.

Installment loans. Installment loans are made on a regular basis for personal, family, and general household purposes. More specifically, we make automobile loans, home improvement loans, loans for vacations, and debt consolidation loans. While consumer financing may entail greater collateral risk than real estate financing on a per loan basis, the relatively small principal balance of each loan mitigates the risk associated with this segment of the portfolio. In December 2012 we purchased a portfolio of $39.6 million of loans secured by boats that are classified as installment loans.

The total of our loans (in thousands) by segment at December 31, 2012 and 2011 are as follows.

	2012	2011
Commercial and Industrial	$267,080	$256,058
Construction	206,391	284,984
Real estate—commercial mortgage	530,042	522,052
Real estate—residential mortgage	372,591	414,957
Installment	56,302	26,525
Deferred loan fees and related costs	(131)	157

Total loans	$1,432,275	$1,504,733

Allowance for Loan Losses

The purpose of the allowance for loan losses is to provide for potential losses inherent in our loan portfolio. Management regularly reviews the loan portfolio to determine whether adjustments are necessary to maintain an allowance for loan losses sufficient to absorb losses. The allowance consists of specific, general, and unallocated components. The specific component of our allowance for loan losses relates to loans that are determined to be impaired and, therefore, individually evaluated for impairment. The general component relates to loans not designated for a specific allowance and are collectively evaluated for impairment. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.

Loss factors are calculated using quantitative and qualitative data and then are applied to each of the loan segments to determine a reserve level for various subsets of each of the five segments of loans. While portions of the allowance are attributable to specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio.

A rollforward of the activity (in thousands) within the allowance for loan losses by loan type and recorded investment in loans for the years ended December 31, 2012 and 2011 is as follows.

	2012
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947
Charge-offs	(18,489)	(10,965)	(11,462)	(9,033)	(603)		(50,552)
Recoveries	1,140	4,387	2,397	848	221		8,993
Provision	9,997	(2,520)	1,826	6,078	(798)	411	14,994

Ending balance	$6,253	$15,728	$9,862	$9,953	$887	$5,699	$48,382

Ending balance: attributable to loans individually evaluated for impairment	$2,005	$5,318	$3,193	$4,112	$155		$14,783

Recorded investment: loans individually evaluated for impairment	$23,485	$34,764	$49,374	$32,928	$436

Ending balance: attributable to loans collectively evaluated for impairment	$4,248	$10,410	$6,669	$5,841	$732	$5,699	$33,599

Recorded investment: loans collectively evaluated for impairment	$243,595	$171,627	$480,668	$339,663	$55,866

	2011
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253
Charge-offs	(19,005)	(97,036)	(23,760)	(15,403)	(1,386)		(156,590)
Recoveries	1,834	2,229	1,382	694	295		6,434
Provision	12,166	36,581	14,053	8,796	(242)	(3,504)	67,850

Ending balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947

Ending balance: attributable to loans individually evaluated for impairment	$6,160	$9,637	$4,486	$5,382	$38		$25,703

Recorded investment: loans individually evaluated for impairment	$39,514	$72,053	$60,809	$38,965	$292

Ending balance: attributable to loans collectively evaluated for impairment	$7,445	$15,189	$12,615	$6,678	$2,029	$5,288	$49,244

Recorded investment: loans collectively evaluated for impairment	$216,544	$212,931	$461,243	$375,992	$26,233

Management believes the allowance for loan losses as of December 31, 2012 is adequate to absorb losses inherent in the portfolio and is directionally consistent with the change in the quality of our loan portfolio. However, the allowance is subject to regulatory examinations and determination as to adequacy, which may take into account such factors as the methodology used to calculate the allowance and the size of the allowance in comparison to peer banks identified by regulatory agencies. Such agencies may require us to recognize additions to the allowance for loan losses based on their judgments about information available at the time of the examinations.

Impaired Loans

A loan is considered impaired when it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of payments expected to be received using the historical effective loan rate as the discount rate. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. Management considers a loan to be collateral dependent when repayment of the loan is expected solely from the sale or liquidation of the underlying collateral. The Company’s policy is to charge off collateral dependent impaired loans at the earlier of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectable and in no case later than 180 days in nonaccrual status. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses. For loans that are not collateral dependent, impairment is measured using discounted cash flows. Total impaired loans were $141.0 million and $211.6 million at December 31, 2012 and 2011, respectively, the majority of which were considered collateral dependent, and therefore, measured based upon the fair value of the underlying collateral.

Impaired loans for which no allowance is provided totaled $84.8 million and $115.0 million at December 31, 2012 and 2011. Loans written down to their estimated fair value of collateral less the costs to sell account for $54.0 million and $52.9 million of the impaired loans for which no allowance has been provided as of December 31, 2012 and 2011, respectively, and the average age of appraisals for these loans is 0.66 years at December 31, 2012. The remaining impaired loans for which no allowance is provided are fully covered by the value of the collateral, and therefore, no additional loss is expected on these loans.

The following charts show impaired loans (in thousands) by class as of December 31, 2012 and 2011.

	2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$20,388	$28,576	$—	$21,860	$18
Construction
1-4 family residential construction	2,328	2,925	—	2,342	—
Commercial construction	17,739	42,591	—	19,281	4
Real estate
Commercial Mortgage
Owner occupied	21,277	26,246	—	19,163	323
Non-owner occupied	7,639	17,426	—	7,830	156
Residential Mortgage
Secured by 1-4 family, 1st lien	8,302	10,966	—	8,686	3
Secured by 1-4 family, junior lien	6,870	10,597	—	7,569	24
Installment	220	469	—	221	6

	$84,763	$139,796	$—	$86,952	$534

With an allowance recorded:
Commercial & Industrial	$3,097	$3,103	$2,005	$3,247	$39
Construction
1-4 family residential construction	—	—	—	—	—
Commercial construction	14,697	16,418	5,318	16,247	233
Real estate
Commercial Mortgage
Owner occupied	13,961	13,998	2,417	15,531	318
Non-owner occupied	6,497	6,497	776	6,516	260
Residential Mortgage
Secured by 1-4 family, 1st lien	13,873	14,082	2,645	14,195	544
Secured by 1-4 family, junior lien	3,883	3,899	1,467	3,927	140
Installment	216	217	155	217	5

	$56,224	$58,214	$14,783	$59,880	$1,539

Total:
Commercial & Industrial	$23,485	$31,679	$2,005	$25,107	$57
Construction	34,764	61,934	5,318	37,870	237
Real estate-commercial mortgage	49,374	64,167	3,193	49,040	1,057
Real estate-residential mortgage	32,928	39,544	4,112	34,377	711
Installment	436	686	155	438	11

Total	$140,987	$198,010	$14,783	$146,832	$2,073

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$29,281	$36,244	$—	$30,249	$1,491
Construction
1-4 family residential construction	3,774	5,146	—	3,890	—
Commercial construction	34,441	73,369	—	35,229	187
Real estate
Commercial Mortgage
Owner occupied	17,663	21,225	—	18,213	380
Non-owner occupied	11,312	24,170	—	11,716	305
Residential Mortgage
Secured by 1-4 family, 1st lien	13,705	15,524	—	14,238	131
Secured by 1-4 family, junior lien	4,580	6,828	—	4,709	3
Installment	242	627	—	250	—

	$114,998	$183,133	$—	$118,494	$2,497

With an allowance recorded:
Commercial & Industrial	$10,233	$10,647	$6,160	$10,476	$34
Construction
1-4 family residential construction	6,454	6,504	2,387	6,722	237
Commercial construction	27,384	60,330	7,250	28,833	168
Real estate
Commercial Mortgage
Owner occupied	27,441	27,503	3,641	27,679	824
Non-owner occupied	4,393	6,008	845	4,432	—
Residential Mortgage
Secured by 1-4 family, 1st lien	18,617	19,061	4,225	18,756	767
Secured by 1-4 family, junior lien	2,063	2,171	1,157	2,150	10
Installment	50	50	38	54	—

	$96,635	$132,274	$25,703	$99,102	$2,040

Total:
Commercial & Industrial	$39,514	$46,891	$6,160	$40,725	$1,525
Construction	72,053	145,349	9,637	74,674	592
Real estate-commercial mortgage	60,809	78,906	4,486	62,040	1,509
Real estate-residential mortgage	38,965	43,584	5,382	39,853	911
Installment	292	677	38	304	—

Total	$211,633	$315,407	$25,703	$217,596	$4,537

Non-performing Assets

Non-performing assets consist of loans 90 days past due and still accruing interest, nonaccrual loans, and foreclosed real estate and repossessed assets. Total non-performing assets were $130.7 million or 6% of total assets at December 31, 2012 compared with $196.9 million or 9% of total assets at December 31, 2011. Non-performing assets (in thousands) as of December 31, 2012 and 2011 were as follows.

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161
Foreclosed real estate and repossessed assets	32,215	63,613

Non-performing assets	$130,650	$196,858

Nonaccrual and Past Due Loans

The Company generally places loans on nonaccrual status when the collection of contractually owed principal or interest becomes uncertain, part of the balance has been charged off and no restructuring has occurred, or the loans reach 90 days past due, whichever comes first. When loans are placed on nonaccrual status, interest receivable is reversed against interest income recognized in the current year, and any prior year unpaid interest is charged off against the allowance for loan losses. Interest payments received thereafter are applied as a reduction of the remaining principal balance so long as doubt exists as to the ultimate collection of the principal. Loans are removed from nonaccrual status when they become current as to both principal and interest and when the collection of principal or interest is no longer doubtful. A reconciliation of non-performing loans to impaired loans (in thousands) for years ended December 31, 2012 and 2011 is as follows.

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161

Total non-performing loans	98,435	133,245
TDRs on accrual	16,945	21,168
Impaired loans on accrual	25,607	57,220

Total impaired loans	$140,987	$211,633

Nonaccrual loans were $97.4 million at December 31, 2012 compared to $133.2 million at December 31, 2011. If income on nonaccrual loans had been recorded under original terms, $6.7 million and $29.7 million of additional interest income would have been recorded in 2012 and 2011, respectively.

Age Analysis of Past Due Loans

An age analysis of past due loans (in thousands) as of December 31, 2012 and 2011 is as follows.

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$402	$141	$23,436	$23,979	$243,101	$267,080	$1,024
Construction
1-4 family residential construction	—	—	2,328	2,328	15,181	17,509	—
Commercial construction	973	780	26,177	27,930	160,952	188,882	—
Real estate
Commercial Mortgage
Owner occupied	1,882	87	19,920	21,889	269,863	291,752	—
Non-owner occupied	50	—	5,112	5,162	233,128	238,290	—
Residential Mortgage
Secured by 1-4 family, 1st lien	3,098	3,394	15,918	22,410	202,641	225,051	—
Secured by 1-4 family, junior lien	527	421	5,289	6,237	141,303	147,540	—
Installment	3	11	255	269	56,033	56,302	—
Deferred loan fees and related costs	—	—	—	—	(131)	(131)	—

Total	$6,935	$4,834	$98,435	$110,204	$1,322,071	$1,432,275	$1,024

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$1,715	$2,179	$17,097	$20,991	$235,067	$256,058	$—
Construction
1-4 family residential construction	594	—	4,415	5,009	18,522	23,531	—
Commercial construction	2,490	2,069	54,593	59,152	202,301	261,453	—
Real estate
Commercial Mortgage
Owner occupied	1,145	861	23,250	25,256	280,745	306,001	—
Non-owner occupied	3,647	193	9,076	12,916	203,135	216,051	—
Residential Mortgage
Secured by 1-4 family, 1st lien	8,979	1,698	18,185	28,862	222,148	251,010	—
Secured by 1-4 family, junior lien	1,069	228	6,337	7,634	156,313	163,947	—
Installment	78	56	292	426	26,099	26,525	84
Deferred loan fees and related costs	—	—	—	—	157	157	—

Total	$19,717	$7,284	$133,245	$160,246	$1,344,487	$1,504,733	$84

Credit Quality

As a result of the deteriorating economy during 2009 and 2010, problem loans and non-performing loans rose and led to significant increases to the allowance for loan losses and related provision expense. During 2011 and 2012, the Company had a significant reduction in newly identified problem loans and continued declines in loans outstanding, which was partially due to significant charge-offs recorded, and, as a result, we decreased the provision for loan losses significantly.

Management regularly reviews the loan portfolio to determine whether adjustments to the allowance are necessary. The review takes into consideration changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, and review of current economic conditions that may affect the borrower’s ability to repay. In addition to the review of credit quality through ongoing credit review processes, management performs a comprehensive allowance analysis at least quarterly. This analysis includes specific allowances for individual loans; general allowance for loan pools that factor in our historical loan loss experience, loan portfolio growth and trends, and economic conditions; and unallocated allowances predicated upon both internal and external factors.

The internal rating system is a series of grades reflecting management’s risk assessment, based on its analysis of the borrower’s financial condition. The “pass” category consists of a range of loan grades that reflect increasing, though still acceptable, risk. Movement of risk through the various grade levels in the “pass” category is monitored for early identification of credit deterioration. The “special mention” rating is attached to loans where the borrower exhibits material negative financial trends due to company specific or systematic conditions that, if left uncorrected, threaten its capacity to meet its debt obligations and the borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. It is a transitional grade that is closely monitored for improvement or deterioration. The “substandard” rating is applied to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists. Loans are placed in “nonaccrual” status when management does not expect to collect payments consistent with acceptable and agreed upon terms of repayment. The following tables provide information (in thousands) on December 31, 2012 and 2011 about the credit quality of the loan portfolio using the Company’s internal rating system as an indicator.

	2012
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$228,441	$8,560	$7,667	$22,412	$267,080
Construction
1-4 family residential construction	12,613	1,294	1,274	2,328	17,509
Commercial construction	98,084	25,513	39,108	26,177	188,882
Real estate
Commercial Mortgage
Owner occupied	212,589	39,003	20,240	19,920	291,752
Non-owner occupied	181,728	39,622	11,828	5,112	238,290
Residential Mortgage
Secured by 1-4 family, 1st lien	167,068	22,433	19,632	15,918	225,051
Secured by 1-4 family, junior lien	132,248	5,656	4,347	5,289	147,540
Installment	49,975	1,202	4,870	255	56,302
Deferred loan fees and related costs	(131)	—	—	—	(131)

Total	$1,082,615	$143,283	$108,966	$97,411	$1,432,275

	2011
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$177,347	$27,916	$33,698	$17,097	$256,058
Construction
1-4 family residential construction	9,483	482	9,151	4,415	23,531
Commercial construction	119,885	53,660	33,315	54,593	261,453
Real estate
Commercial Mortgage
Owner occupied	203,974	44,669	34,108	23,250	306,001
Non-owner occupied	152,829	41,636	12,510	9,076	216,051
Residential Mortgage
Secured by 1-4 family, 1st lien	183,243	30,424	19,158	18,185	251,010
Secured by 1-4 family, junior lien	145,495	4,695	7,420	6,337	163,947
Installment	17,913	3,881	4,523	208	26,525
Deferred loan fees and related costs	157	—	—	—	157

Total	$1,010,326	$207,363	$153,883	$133,161	$1,504,733

Modifications

All restructured loans are not necessarily considered TDRs. A restructured loan results in a TDR when two conditions are present 1) a borrower is experiencing financial difficulty and 2) a creditor grants a concession, such as a reduction of stated interest rate less than the current market interest rate for the remaining original life of the debt, extension of maturity date and/or dates at a stated interest rate lower than the current market rate for new debt with similar risk, reduction of face amount or maturity amount of the debt as stated in the instrument or other agreement, or reduction of accrued interest. A concession may also include a transfer from the debtor to the creditor of receivables from third parties, real estate, or other assets to satisfy fully or partially a debt or an issuance or other granting of an equity interest to the creditor by the debtor to satisfy fully or partially a debt unless the equity interest is granted pursuant to existing terms for converting the debt into an equity interest. Additionally, it is necessary for the Company to expect to collect all amounts due.

As of December 31, 2012 and 2011, loans classified as TDRs were $34.7 million and $45.3 million, respectively. All of these were included in the impaired loan disclosure. Of this amount, $17.0 million was accruing and $17.7 million was nonaccruing at December 31, 2012 and $21.1 million was accruing and $24.2 million was nonaccruing at December 31, 2011. Loans that are on nonaccrual status at the time of the restructuring generally remain on nonaccrual status for approximately six months before management considers whether such loans may return to accrual status. TDRs in nonaccrual status are returned to accrual status after a period of performance under which the borrower demonstrates the ability and willingness to repay the loan in accordance with the modified terms. For the year ended December 31, 2012, $546 thousand of the nonaccrual TDRs were returned to accrual status; $316 thousand of the nonaccrual TDRs were returned to accrual status during the year ended December 31, 2011.

At a minimum, TDRs are reported as such during the calendar year in which the restructuring or modification takes place. In subsequent years, troubled debt restructured loans may be removed from this disclosure classification if the loan did not involve a below market rate concession and the loan is not deemed to be impaired based on the terms specified in the restructuring agreement. The Company had one commercial construction loan for $1.1 million, one commercial real estate loan for $346 thousand, and one commercial and industrial loan for $101 thousand that met these qualifications and, therefore, were removed from TDR status during 2012.

The following table shows the loans (in thousands, except number of contracts) that were determined by management to be TDRs during the years ended December 31, 2012 and 2011. These tables include modifications made to existing TDRs as well as new modifications that are considered TDRs.

	2012
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	2	$902	$890	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	—	1	5,300	5,198
Non-owner occupied	—	—	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	1	218	218
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	2	$902	$890	2	$5,518	$5,416

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

	2011
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	—	$—	$—	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	2	572	562	5	1,329	1,354
Real estate
Commercial Mortgage
Owner occupied	—	—	—	4	2,419	2,249
Non-owner occupied	1	4,965	5,076	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	316	316	4	1,449	1,417
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	4	$5,853	$5,954	13	$5,197	$5,020

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

The following table shows the balances (in thousands, except number of contracts) as of December 31, 2012 and 2011 for loans modified as TDRs within the previous twelve months and for which there was a payment default during the period. The Company defines payment default as movement of the TDR to nonaccrual status.

	2012		2011
Troubled Debt Restructurings That Subsequently Defaulted	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial & Industrial	—	$—	—	$—
Construction
1-4 family residential construction	—	—	1	1,598
Commercial construction	6	1,740	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	1	3,628
Non-owner occupied	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	650	18	3,006
Secured by 1-4 family, junior lien	—	—	—	—
Installment	—	—	—	—

Total	7	$2,390	20	$8,232

The Company had no commitments to lend additional funds to debtors owing receivables whose terms have been modified in TDRs at December 31, 2012 and 2011.